RELATED PARTY BALANCES AND TRANSACTIONS	6 Months Ended
Jun. 30, 2015
RELATED PARTY BALANCES AND TRANSACTIONS [Abstract]
RELATED PARTY BALANCES AND TRANSACTIONS
NOTE 8:-	RELATED PARTY BALANCES AND TRANSACTIONS

a.
The Company carries out transactions with related parties as detailed below. Certain principal shareholders of the Company are also principal shareholders of affiliates known as the RAD-BYNET Group. The Company's transactions with related parties are carried out on an arm's-length basis.

1.
The Company was a party to a distribution agreement with Bynet Electronics Ltd. ("BYNET"), a related party, giving BYNET the exclusive right to distribute the Company's products in Israel.

Revenues related to this distribution agreement are included in Note 8c below as "revenues". These revenues are aggregated for total amount of $62 and $ 12 for the period of six months ended June 30, 2015 and 2014, respectively.

2.
Certain premises occupied by the Company and the US subsidiary are rented from related parties. The US subsidiary also sub-leases certain premises to a related party. The aggregate net amounts for lease payments for the period of six months ended June 30, 2015 and 2014 were $198 and $ 222,respectively.

3.
In December 2012, the Company entered into an initial consulting agreement ("Agreement") with certain consultant which is also the domestic partner of one of its principal shareholder and Chairman of the Company's Board of Directors. On April 27, 2015, the Audit Committee and Board of Directors of the Company approved an extension of the Agreement with the consultant for another year expiring on January 11, 2016 or as otherwise agreed to between the parties.

Based on the key terms of the Agreement being extended, the consultant provides advisory services to the Company's management with respect to business operations in consideration for a monthly amount which shall not exceed the average monthly salary of employees in Israel, plus Israeli Value Added Tax. During the period of six months ended June 30, 2015 and 2014, the Company recorded expenses incurred under this Agreement in amount of $18 and $20, respectively.

b.	Balances with related parties:

	June 30,	December 31,
	2015	2014
	Unaudited
Assets:

Trade receivables	$2	$2
Other account receivables	$139	$-

Liabilities:

Trade payables	$132	$155
Other account payables and accrued expenses	$15	$11

c.	Transactions with related parties:

	Six months ended June 30,
	2015	2014

	Unaudited

Revenues	$62	$12

Expenses:
Cost of sales	$21	$28

Operating expenses:
Research and development, net	$128	$105
Sales and marketing, net	$59	$85
General and administrative	$28	$35